Aug. 26, 2015

BMO FUNDS, INC.

BMO Disciplined International Equity Fund

BMO Global Long/Short Equity Fund

Supplement dated October 21, 2015 to the Prospectus dated August 26, 2015

The information in the Prospectus under "Fund Summary – BMO Disciplined International Equity Fund – Fees and Expenses of the Fund" is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under "How to Buy Shares – Sales Charge" on page 19 of this Prospectus and under "How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares" beginning on page 19 of this Prospectus and "How to Buy Shares" beginning on page B-42 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class R3	Class R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	1.00%	None	None	None

Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%	0.60%	0.60%	0.60%

Distribution (12b-1) Fees	0.25%	None	0.50%	None

Other Expenses(2)	0.90%	0.90%	0.90%	0.75%

Total Annual Fund Operating Expenses	1.75%	1.50%	2.00%	1.35%

Fee Waiver and Expense Reimbursement(3)	0.60%	0.60%	0.60%	0.60%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(3)	1.15%	0.90%	1.40%	0.75%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.

(3)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.15% for Class A, 0.90% for Class I, 1.40% for Class R3, and 0.75% for Class R6 through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement.

The information in the Prospectus under "Fund Summary – BMO Global Long/Short Equity Fund – Fees and Expenses of the Fund" is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under "How to Buy Shares – Sales Charge" on page 19 of this Prospectus and under "How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares" beginning on page 19 of this Prospectus and "How to Buy Shares" beginning on page B-42 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class R3	Class R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	1.00%	None	None	None

Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%	1.00%	1.00%

Distribution (12b-1) Fees	0.25%	None	0.50%	None

Other Expenses(2)	0.90%	0.90%	0.90%	0.75%

Dividend and Interest Expenses	0.55%	0.55%	0.55%	0.55%

Total Other Expenses	1.45%	1.45%	1.45%	1.30%

Total Annual Fund Operating Expenses	2.70%	2.45%	2.95%	2.30%

Fee Waiver and Expense Reimbursement(3)	0.55%	0.55%	0.55%	0.55%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(3)	2.15%	1.90%	2.40%	1.75%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.

(3)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding Dividend and Interest Expenses, Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.60% for Class A, 1.35% for Class I, 1.85% for Class R3, and 1.20% for Class R6 through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement.